Consolidated Balance Sheet (Parentheticals) (USD $)	Dec. 31, 2012
Common stock par value (in Dollars per share)	$ 0.001
Common stock, shares authorized	98,999,000
Common stock, shares issued	468,370
Common stock, shares outstanding	468,370
Preferred Stock Par Value [Member]
Preferred stock par value (in Dollars per share)	$ 0.001
Preferred Stock Shares Authorized [Member]
Preferred stock, shares authorized	1,000,000
Preferred Stock Shares Out Standing [Member]
Preferred stock, shares outstanding	0
Non Voting Non Participating Convertible Stock Par Value [Member]
Preferred stock par value (in Dollars per share)	$ 0.001
Non Voting Non Participating Convertible Stock Shares Authorized [Member]
Preferred stock, shares authorized	1,000
Non Voting Non Participating Convertible Stock Shares Outstanding [Member]
Preferred stock, shares outstanding	1,000